Commitments and Contingent Liabilities and Other Matters (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commitments, Contingent Liabilities and Other Matters
Total rental expense	$ 5,258,000	$ 5,870,000	$ 6,200,000
Minimum period for non-cancellable sub-leases	1 year
Aggregate future minimum rentals to be received under non-cancellable sub-leases	$ 92,416,000
Approximate cash maintained to satisfy regulatory reserve requirements	116,129,000	$ 111,353,000
Future minimum lease payments due under non-cancellable operating leases
2018	3,563,000
2019	3,376,000
2020	3,087,000
2021	2,037,000
2022	494,000
Thereafter	180,000
Total	$ 12,737,000